Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Agreement shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 € / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits | $	$ 5,200,000	$ 4,400,000	$ 3,600,000
Key management personnel compensation, share-based payments in shares	602.000
Key management personnel non-cash stock-based compensation expense recognized | $	$ 2,500,000
Mr. Godard [member]
Disclosure of transactions between related parties [line items]
Number of service agreements | Agreement	2
Compensation paid for consultancy services | $	$ 71,000	70,000	38,000
Transactions with related parties, amount outstanding | $	$ 0	$ 0	$ 0
Mr. Godard [member] | Non-Employee Warrant One [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares	220,175
Number of shares to be obtained upon exercise of warrants	50,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 38.45
Mr. Godard [member] | Non-Employee Warrant Two [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares	50,000
Number of shares to be obtained upon exercise of warrants	50,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				28.01
Mr. Godard [member] | Non-Employee Warrant Three [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares	40,175
Number of shares to be obtained upon exercise of warrants	40,175
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				27.37
Mr. Godard [member] | Non-Employee Warrant Four [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares	40,000
Number of shares to be obtained upon exercise of warrants	40,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				18.68
Mr. Godard [member] | Non Employee Warrant Five [member]
Disclosure of transactions between related parties [line items]
Number of non-employee warrants exercisable to obtain shares	40,000
Number of shares to be obtained upon exercise of warrants	40,000
Number of shares to be obtained upon exercise of warrants, strike price | € / shares				€ 24.34